Property and Equipment, Net	12 Months Ended
Aug. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of August 31,
	2025	2024
At cost:
Leasehold improvements	$1,772,634	$1,479,144
Computer	84,404	133,386
Furniture, fixture and equipment	1,622,060	1,884,377
Sub-total	3,479,098	3,496,907
Less: accumulated depreciation	(1,399,087)	(1,638,294)
Net book value	2,080,011	1,858,613

Depreciation expenses recognized for the years ended August 31, 2025, 2024 and 2023 were $607,314, $574,539 and $411,014 respectively.

Addition for the years ended August 31, 2025, 2024 and 2023 were $908,185, $915,759 and $625,183, respectively.

The carrying amount of the disposed property and equipment for the years ended August 31, 2025, 2024 and 2023 were $77,196, $nil and $nil, respectively. Loss on disposal for the years ended August 31, 2025, 2024 and 2023 were $77,196, $nil and $nil, respectively.

No impairment loss was recorded for the years ended August 31, 2025, 2024 and 2023.